CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net sales	$ 645,289	$ 575,058	$ 1,251,560	$ 1,125,616	$ 2,287,660	$ 2,075,465	$ 1,831,531
Cost of sales	446,569	399,943	865,823	781,932	1,592,263	1,443,582	1,270,354
Gross profit	198,720	175,115	385,737	343,684	695,397	631,883	561,177
Operating expenses:
Selling, general and administrative	157,641	139,743	310,495	276,479	557,100	510,136	457,051
Depreciation and amortization	12,594	11,235	24,890	22,413	45,421	43,152	37,152
Stock-based compensation	22,750	129	22,961	263	10,409	1,659	2,905
Total operating expenses	192,985	151,107	358,346	299,155	612,930	554,947	497,108
Income from operations	5,735	24,008	27,391	44,529	82,467	76,936	64,069
Other expense:
Interest expense, net	15,452	13,974	31,890	26,886	55,362	49,698	47,147
Debt extinguishment and modification costs	5,162	0	5,162	0	5,253	1,466	0
Total other expense	20,614	13,974	37,052	26,886	60,615	51,164	47,147
Income (loss) before income taxes	(14,879)	10,034	(9,661)	17,643	21,852	25,772	16,922
Income tax expense (benefit)	(4,247)	2,748	(2,803)	4,832	5,984	5,171	6,724
Net income (loss)	(10,632)	7,286	(6,858)	12,811	15,868	20,601	10,198
Comprehensive income (loss)	$ (10,632)	$ 7,286	$ (6,858)	$ 12,811	$ 15,868	$ 20,601	$ 10,198
Basic earnings (net loss) per share (in usd per share)	$ (0.15)	$ 0.11	$ (0.10)	$ 0.19	$ 0.24	$ 0.30	$ 0.15
Diluted earnings (net loss) per share (in usd per share)	$ (0.15)	$ 0.11	$ (0.10)	$ 0.19	$ 0.23	$ 0.30	$ 0.15
Weighted average shares outstanding:
Basic (in shares)	70,475	68,475	69,494	68,471	68,473	68,232	68,260
Diluted (in shares)	70,475	68,512	69,494	68,499	68,546	68,332	68,323
Unaudited pro forma basic earnings per share					$ 0.23
Unaudited pro forma diluted earnings per share					$ 0.23
Unaudited pro forma weighted average shares outstanding
Unaudited pro forma basic (in shares)					74,148
Unaudited pro forma diluted (in shares)					74,221